SEGMENT	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
SEGMENT
NOTE 17 – SEGMENT

The Company follows Financial Accounting Standards Board (FASB”) Accounting Standards codification “ASC”) Topic 280, Segment Reporting, as amended by Accounting Standards Update (“ASU”) No.2023-07. Segment Reporting Topic 280: Improvements to Reportable Segment Disclosures, the Company continually monitors the reportable segments for changes in fact and circumstances to determine whether changes in the identification or aggregation of operating segments are necessary. An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The Company’s chief operating decision maker (“CODM”) is Ms. Fan Zhou, the CEO. The CODM regularly reviews financial information, including segment revenue, gross profit, significant segment expenses, segment net income (loss), and segment assets to evaluate segment performance and allocate resources accordingly.

The summary of key information by segments for the years ended March 31, 2025, 2024 and 2023 was as follows
:

	Rental	Education	Wholesale	Holding and other	Total for the year ended March 31, 2025
Revenue from external customers	$2,796,853	$1,184,355	$1,063,089	$-	$5,044,297
Revenue from inter segment	$-	$–	$–	$–	$-
Cost of revenue	$2,191,587	$421,049	$1,018,942	$-	$3,631,578
Gross profit	$605,266	$763,306	$44,147	$-	$1,412,719
Interest Expenses	$4,805,579	$15,551	$184	$129,751	$4,951,064
Depreciation & amortization	$2,079,376	$2,941	$–	$9,004	$2,091,321
Income tax recovery	$-	$-	$960	$99,942	$100,902
Capital expenditure	$-	$-	$–	$–	$-
Segment assets	$56,563,896	$2,255,995	$1,280,351	$3,526,491	$63,626,733
Segment (loss) profit	$(10,563,212)	$353,817	$36,147	$(5,573,105)	$(15,746,353)

	Rental	Education	Others	Construction	Real Estate	Total for the year ended March 31, 2024
Revenue from external customers	$8,019,186	$1,361,799	$–	$–	$–	$9,380,985
Revenue from inter segment	$93,442	$–	$–	$–	$–	$93,442
Cost of revenue	$6,325,094	$516,042	$–	$–	$–	$6,841,136
Gross profit	$1,694,092	$845,757	$–	$–	$–	$2,539,849
Interest Expenses	$5,809,605	$25,647	$–	$–	$198	$5,835,450
Depreciation & amortization	$2,402,707	$4,334	$2,721	$–	$–	$2,409,762
Income tax provision	$574,209	$–	$–	$–	$–	$574,209
Capital expenditure	$–	$–	$–	$–	$–	$–
Segment assets	$83,520,852	$2,188,961	$2,074,416	$73,860	$1,612	$87,859,701
Segment profit (loss)	$1,487,226	$(330,147)	$(105,045)	$(84,587)	$(198)	$967,249
	Rental	Education	Construction	Real Estate	Total for the year ended March 31, 2023
Revenue from external customers	$7,090,140	$1,342,371	$–	$–	$8,432,511
Revenue from inter segment	$23,956	$–	$–	$–	$23,956
Cost of revenue	$3,899,012	$770,179	$–	$–	$4,669,191
Gross profit	$3,191,128	$572,192	$–	$–	$3,763,320
Interest Expenses	$2,659,131	$37,351	$6,154	$159,792	$2,862,429
Depreciation & amortization	$1,341,355	$19,856	$–	$–	$1,361,211
Income tax recovery	$786,857	$70,514	$–	$4,493	$861,864
Capital expenditure	$17,311,573	$125,650	$–	$–	$17,437,223
Segment assets	$92,514,173	$3,637,457	$–	$49,996	$96,201,626
Segment loss	$(2,941,734)	$(452,205)	$(6,154)	$(172,015)	$(3,572,108)